SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selling, general and administrative expense [Line Items]
Services and fees	$ 53,220	$ 79,283	$ 76,066
Labor cost	192,854	215,418	241,552
Depreciation of property, plant and equipment	15,920	16,034	13,561
Amortization of intangible assets	73,224	118,339	93,842
Maintenance and expenses	4,275	4,894	5,096
Taxes	97,075	104,014	95,072
Office expenses	27,314	35,956	35,663
Freight and transportation	283,808	307,958	300,676
Increase (decrease) of allowance for doubtful accounts	336	(293)	1,629
Others	14,856	15,872	13,607
Selling, general and administrative expenses	762,882	897,475	876,764
PwC
Selling, general and administrative expense [Line Items]
Auditor's remuneration	3,289	3,804	4,704
Auditor's remuneration for audit services	3,132	3,485	3,937
Auditor's remuneration for audit-related services	41	54	61
Auditor's remuneration for tax services	95	190	281
Auditor's remuneration for other services	$ 21	$ 75	$ 425